Segment Disclosures	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
Segment Disclosures
Note 8. Segment Disclosures
Our business is composed of one reportable segment: self storage operations. Within our self storage operations segment, as of June 30, 2026 and December 31, 2025, approximately $281.9 million and $293.4 million, respectively, of our assets relate to our operations in Canada. For the three and six months ended June 30, 2026, approximately $4.5 million and approximately $8.8 million, respectively, of our revenues in the self storage segment related to our operations in Canada.
For the three and six months ended June 30, 2025, approximately $4.3 million and approximately $8.3 million, respectively, of our revenues in the self storage segment related to our operations in Canada.
The Chief Operating Decision Maker (“CODM”) is our
Chief Executive Officer
. Our CODM and other management regularly evaluate performance based upon consolidated net income (loss). Our CODM uses consolidated net income (loss) when making decisions about allocating capital and personnel. On a quarterly basis, our CODM considers
budget-to-actual
and
period-to-period
variances when evaluating company and segment performance in addition to other interim reviews. The CODM does not regularly review total assets for our single reportable segment as total assets are not used to assess performance or allocate resources.
The following tables summarize information for the reportable segments for the three and six months ended June 30, 2026 and 2025:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Revenues:
Self storage rental revenue	$7,988,252	$7,612,852	$15,768,198	$14,916,493
Ancillary operating revenue	55,025	57,788	99,892	103,505

Total revenues	8,043,277	7,670,640	15,868,090	15,019,998

Operating expenses:
Property operating expenses
Property taxes	1,064,383	959,318	2,049,703	1,893,858
Payroll	630,935	602,968	1,321,579	1,172,115
Advertising	261,115	247,138	498,863	490,868
Repairs & maintenance	229,148	243,786	550,391	555,976
Utilities	227,050	235,784	643,759	603,919
Property insurance	146,417	139,600	292,081	279,208
Administrative and professional	482,296	402,857	922,453	774,587

Total property operating expenses	3,041,344	2,831,451	6,278,829	5,770,531

Other operating expenses:
Property operating expenses — affiliates	1,373,546	1,331,452	2,735,708	2,571,719
General and administrative	1,738,455	1,678,129	3,253,205	3,381,937
Depreciation	3,368,222	3,280,079	6,661,010	6,398,481
Acquisition expenses	624,762	147,714	863,841	269,610

Total other operating expenses	7,104,985	6,437,374	13,513,764	12,621,747

Operating loss:	(2,103,052)	(1,598,185)	(3,924,503)	(3,372,280)
Other income (expense):
Interest expense	(4,329,714)	(4,176,197)	(8,461,813)	(8,283,492)
Interest expense — debt issuance costs	(161,698)	(180,518)	(321,550)	(668,915)
Derivative fair value adjustment	—	—	—	(531,449)
Other income (expense)	19,212	(9,829)	41,122	69,183
Equity in loss of unconsolidated real estate ventures	(747,544)	(385,074)	(1,561,373)	(607,602)
Foreign currency adjustment	(2,143,430)	3,304,699	(3,873,704)	3,108,763

Net loss	$(9,466,226)	$(3,045,104)	$(18,101,821)	$(10,285,792)

Note 8. Segment Disclosures
Our business is composed of
one
reportable segment: self storage operations. Within our self storage operations segment, as of December 31, 2025 and 2024, approximately $293.4 million and $278.2 million, respectively, of our assets relate to our operations in Canada. For the years ended December 31, 2025, 2024 and 2023 approximately $17.0 million, approximately $15.4 million and $8.8 million, respectively, of our revenues in the self storage segment related to our operations in Canada.

The Chief Operating Decision Maker (“CODM”) is our
Chief Executive Officer
. Our CODM and other management regularly evaluate performance based upon consolidated net income (loss). Our CODM uses consolidated net income (loss) when making decisions about allocating capital and personnel. On a quarterly basis, our CODM considers budget-to-actual
and
period-to-period
variances when evaluating company and segment performance in addition to other interim reviews. The CODM does not regularly review total assets for our single reportable segment as total assets are not used to assess performance or allocate resources.
The following tables summarize information for the reportable segments for the years ended December 31, 2025, 2024 and 2023:

	Year Ended December 31,
	2025	2024	2023
Revenues:
Self storage rental revenue	$30,524,132	$28,054,695	$20,990,999
Ancillary operating revenue	194,469	183,838	169,065

Total revenues	30,718,601	28,238,533	21,160,064

Operating expenses:
Property operating expenses
Property taxes	3,532,786	3,458,318	2,843,844
Payroll	2,438,782	2,374,917	1,982,882
Advertising	959,936	1,037,162	1,014,680
Repairs & maintenance	1,113,320	924,355	702,136
Utilities	1,209,426	1,063,451	911,251
Property insurance	568,846	598,131	394,272
Administrative and professional	1,682,571	1,560,260	1,341,823

Total property operating expenses	11,505,667	11,016,594	9,190,888

Other operating expenses:
Property operating expenses – affiliates	5,236,834	5,130,574	4,625,560
General and administrative	6,192,386	5,832,673	5,290,049
Depreciation	12,853,148	12,762,435	10,542,315
Intangible amortization expense	—	3,038,119	4,437,083
Acquisition expenses	739,585	777,255	1,601,971

Total other operating expenses	25,021,953	27,541,056	26,496,978

Operating loss:	(5,809,019)	(10,319,117)	(14,527,802)
Other income (expense):
Interest expense	(16,787,056)	(18,049,353)	(16,104,501)
Interest expense – debt issuance costs	(1,050,329)	(1,278,578)	(1,499,924)
Derivative fair value adjustment	(531,449)	184,425	(1,881,402)
Other income (expense)	117,258	397,743	546,615
Equity in loss of unconsolidated real estate ventures	(2,114,897)	—	—
Foreign currency adjustment	2,175,698	(6,513,187)	528,949

Net loss	$(23,999,794)	$(35,578,067)	$(32,938,065)